Corporate Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Employees Country Brand	Dec. 31, 2021 USD ($) Employees		Dec. 31, 2020 USD ($) Employees
Disclosure Of Corporate Information [line items]
Number of employees | Employees	166,632	169,339		163,695
Revenue | $	$ 57,786	$ 54,304	[1]	$ 46,881	[1]
Anheuser-Busch InBev SA/NV [member]
Disclosure Of Corporate Information [line items]
Number of employees | Employees	167,000
Number of countries where the entity operates | Country	50
Revenue | $	$ 57,800
Anheuser-Busch InBev SA/NV [member] | Bottom of range [member]
Disclosure Of Corporate Information [line items]
Number of beer brand | Brand	500
Brewing heritage periods	600 years

[1]	Amended to conform to 2022 presentation.